UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Heitman Real Estate Securities LLC

Address:   191 North Wacker Drive
           Suite 2500
           Chicago, IL  60606


Form 13F File Number: 28-04321


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Katie Boysen
Title:  Public Securities Compliance Manager
Phone:  312-251-5424

Signature,  Place,  and  Date  of  Signing:

/s/ Katie Boysen                   Chicago, IL                        8/11/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    4

Form 13F Information Table Entry Total:              81

Form 13F Information Table Value Total:  $    1,990,396
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-11931             Old Mutual (US) Holdings, Inc.
----  --------------------  ----------------------------------------------------
2     028-11581             Old Mutual Capital, Inc.
----  --------------------  ----------------------------------------------------
3     028-12002             Heitman LLC
----  --------------------  ----------------------------------------------------
4     028-12003             KE I LLC
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
Avalonbay Communities, Inc.           COM            053484101   107889   840257 SH       DEFINED    1,3,4     428508      0  411749
Avalonbay Communities, Inc.           COM            053484101     3638    28337 SH       OTHER      1,2,3,4    28337      0       0
Boston Properties, Inc.               COM            101121101   102620   966656 SH       DEFINED    1,3,4     493218      0  473438
Boston Properties, Inc.               COM            101121101     3563    33560 SH       OTHER      1,2,3,4    33560      0       0
BRE Properties, Inc.                  COM            05564E106    28417   569699 SH       DEFINED    1,3,4     286299      0  283400
BRE Properties, Inc.                  COM            05564E106     1003    20100 SH       OTHER      1,2,3,4    20100      0       0
Colonial Properties Trust             COM            195872106    18819   922497 SH       DEFINED    1,3,4     463325      0  459172
Colonial Properties Trust             COM            195872106      659    32300 SH       OTHER      1,2,3,4    32300      0       0
Cousins Properties Inc.               COM            222795106    13848  1621540 SH       DEFINED    1,3,4     830400      0  791140
Cousins Properties Inc.               COM            222795106      477    55800 SH       OTHER      1,2,3,4    55800      0       0
Developers Diversified Realty Corp.   COM            251591103    50484  3580413 SH       DEFINED    1,3,4    1783134      0 1797279
Developers Diversified Realty Corp.   COM            251591103     1632   115750 SH       OTHER      1,2,3,4   115750      0       0
Digital Realty Trust Inc.             COM            253868103    68851  1114457 SH       DEFINED    1,3,4     591245      0  523212
Digital Realty Trust Inc.             COM            253868103     2786    45102 SH       OTHER      1,2,3,4    45102      0       0
Douglas Emmett, Inc.                  COM            25960P109    34457  1732361 SH       DEFINED    1,3,4     886161      0  846200
Douglas Emmett, Inc.                  COM            25960P109      995    50000 SH       OTHER      1,2,3,4    50000      0       0
Duke Realty Corporation               COM            264411505    28128  2007736 SH       DEFINED    1,3,4    1003636      0 1004100
Duke Realty Corporation               COM            264411505     1003    71600 SH       OTHER      1,2,3,4    71600      0       0
Essex Property Trust Inc.             COM            297178105    55430   409711 SH       DEFINED    1,3,4     207933      0  201778
Essex Property Trust Inc.             COM            297178105     1891    13975 SH       OTHER      1,2,3,4    13975      0       0
First Industrial Realty Trust Inc.    COM            32054K103     1284   112100 SH       OTHER      1,2,3,4   112100      0       0
First Industrial Realty Trust Inc.    COM            32054K103    12330  1076891 SH       DEFINED    1,3,4     557441      0  519450
General Growth Properties, Inc.       COM            370023103    21687  1299400 SH       DEFINED    1,3,4     687400      0  612000
HCP Inc.                              COM            40414L109   102763  2800851 SH       DEFINED    1,3,4    1406346      0 1394505
HCP Inc.                              COM            40414L109     3047    83050 SH       OTHER      1,2,3,4    83050      0       0
Health Care REIT Inc.                 COM            42217K106    75639  1442667 SH       DEFINED    1,3,4     734699      0  707968
Health Care REIT Inc.                 COM            42217K106     2423    46217 SH       OTHER      1,2,3,4    46217      0       0
Highwoods Properties Inc.             COM            431284108    22647   683575 SH       DEFINED    1,3,4     343100      0  340475
Highwoods Properties Inc.             COM            431284108      798    24100 SH       OTHER      1,2,3,4    24100      0       0
Host Hotels & Resorts, Inc.           COM            44107P104    88257  5206889 SH       DEFINED    1,3,4    2576823      0 2630066
Host Hotels & Resorts, Inc.           COM            44107P104     2689   158639 SH       OTHER      1,2,3,4   158639      0       0
Hudson Pacific Properties             COM            444097109      131     8425 SH       OTHER      1,2,3,4     8425      0       0
Hudson Pacific Properties             COM            444097109     2206   142017 SH       DEFINED    1,3,4      46917      0   95100
Hyatt Hotels Corp Class A             COM            448579102     7897   193456 SH       DEFINED    1,3,4     178181      0   15275
Hyatt Hotels Corp Class A             COM            448579102      996    24400 SH       OTHER      1,2,3,4    24400      0       0
Kimco Realty Corporation              COM            49446R109    17245   925160 SH       DEFINED    1,3,4     481360      0  443800
Kimco Realty Corporation              COM            49446R109      535    28700 SH       OTHER      1,2,3,4    28700      0       0
LaSalle Hotel Properties              COM            517942108    32036  1216252 SH       DEFINED    1,3,4     630879      0  585373
LaSalle Hotel Properties              COM            517942108     1016    38559 SH       OTHER      1,2,3,4    38559      0       0
Mack-Cali Realty Corporation          COM            554489104    23135   702334 SH       DEFINED    1,3,4     358168      0  344166
Mack-Cali Realty Corporation          COM            554489104      854    25920 SH       OTHER      1,2,3,4    25920      0       0
Medical Properties Trust Inc.         COM            58463J304     1695   147400 SH       DEFINED    1,3,4          0      0  147400
Plum Creek Timber Company Inc.        COM            729251108     1236    30500 SH       DEFINED    1,3,4      30500      0       0
Public Storage, Inc.                  COM            74460D109    88747   778416 SH       DEFINED    1,3,4     408052      0  370364
Public Storage, Inc.                  COM            74460D109     3112    27298 SH       OTHER      1,2,3,4    27298      0       0
Rayonier Inc                          COM            754907103     1843    28200 SH       DEFINED    1,3,4      28200      0       0
Regency Centers Corp.                 COM            758849103    57496  1307617 SH       DEFINED    1,3,4     624717      0  682900
Regency Centers Corp.                 COM            758849103     1658    37700 SH       OTHER      1,2,3,4    37700      0       0
RLJ Lodging Trust                     COM            74965L101    10203   587400 SH       DEFINED    1,3,4     309500      0  277900
RLJ Lodging Trust                     COM            74965L101      398    22900 SH       OTHER      1,2,3,4    22900      0       0
Sabra Health Care REIT Inc            COM            78573L106      837    50100 SH       DEFINED    1,3,4          0      0   50100
Simon Property Group, Inc.            COM            828806109   212754  1830460 SH       DEFINED    1,3,4    1017566      0  812894
Simon Property Group, Inc.            COM            828806109     8111    69787 SH       OTHER      1,2,3,4    69787      0       0
SL Green Realty Corp                  COM            78440X101    53187   641814 SH       DEFINED    1,3,4     330841      0  310973
SL Green Realty Corp                  COM            78440X101     1850    22325 SH       OTHER      1,2,3,4    22325      0       0
Stag Industrial Inc                   COM            85254J102     2324   189700 SH       DEFINED    1,3,4          0      0  189700
Tanger Factory Outlet Centers, Inc.   COM            875465106      545    20350 SH       DEFINED    1,3,4      17750      0    2600
Taubman Centers, Inc.                 COM            876664103    58001   979751 SH       DEFINED    1,3,4     493668      0  486083
Taubman Centers, Inc.                 COM            876664103     1780    30075 SH       OTHER      1,2,3,4    30075      0       0
UDR, Inc.                             COM            902653104    39054  1590779 SH       DEFINED    1,3,4     786779      0  804000

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
UDR, Inc.                             COM            902653104     1294    52700 SH       OTHER      1,2,3,4    52700      0       0
U-Store-It Trust                      COM            91274F104    13936  1324738 SH       DEFINED    1,3,4     674188      0  650550
U-Store-It Trust                      COM            91274F104      533    50650 SH       OTHER      1,2,3,4    50650      0       0
Ventas Inc.                           COM            92276F100    72895  1382944 SH       DEFINED    1,3,4     685069      0  697875
Ventas Inc.                           COM            92276F100     2709    51400 SH       OTHER      1,2,3,4    51400      0       0
Vornado Realty Trust                  COM            929042109    85139   913708 SH       DEFINED    1,3,4     455911      0  457797
Vornado Realty Trust                  COM            929042109     3089    33151 SH       OTHER      1,2,3,4    33151      0       0
Weyerhaeuser Co                       COM            962166104     3616   165400 SH       DEFINED    1,3,4     165400      0       0
Forest City Enterprise CL A           COM CL A       345550107     2970   159069 SH       DEFINED    1,3,4     139644      0   19425
Forest City Enterprise CL A           COM CL A       345550107      534    28600 SH       OTHER      1,2,3,4    28600      0       0
Entertainment Properties Trust        COM SH BEN INT 29380T105    32071   686742 SH       DEFINED    1,3,4     282767      0  403975
Equity Residential                    COM SH BEN INT 29476L107    89650  1494169 SH       DEFINED    1,3,4     765692      0  728477
Equity Residential                    COM SH BEN INT 29476L107     3029    50482 SH       OTHER      1,2,3,4    50482      0       0
Liberty Property Trust                COM SH BEN INT 531172104     9180   281772 SH       DEFINED    1,3,4     150322      0  131450
Liberty Property Trust                COM SH BEN INT 531172104      441    13525 SH       OTHER      1,2,3,4    13525      0       0
Sunstone Hotel Investors PFD SER D    PFD            867892507     1917    80000 SH       DEFINED    1,3,4          0      0   80000
8.00%
Glimcher Realty Trust                 SH BEN INT     379302102    32242  3393928 SH       DEFINED    1,3,4    1713128      0 1680800
Glimcher Realty Trust                 SH BEN INT     379302102     1119   117825 SH       OTHER      1,2,3,4   117825      0       0
Prologis Inc.                         SH BEN INT     74340W103   121543  3391265 SH       DEFINED    1,3,4    1710024      0 1681241
Prologis Inc.                         SH BEN INT     74340W103     3367    93947 SH       OTHER      1,2,3,4    93947      0       0
The Macerich Company                  SH BEN INT     554382101    18086   338050 SH       DEFINED    1,3,4     120400      0  217650


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